Taxes on Income (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Abstract]
Loss before income tax expense	$ (11,107)	$ (3,857)	$ (3,486)
Theoretical income tax benefit at Israeli statutory tax rates	(2,777)	(926)	(873)
Non-deductible expense	15	14	11
Stock compensation expense	75	120	3
Change in valuation allowance	2,587	2,982	1,321
Adjustments arising from differences on the tax rate	(19)	(43)	(84)
Tax rate change		(3,141)
Financial reporting purposes and other	(119)	994	(378)
Income tax expense for the reported year